Offsetting financial assets and financial liabilities (Tables)	12 Months Ended
Sep. 30, 2020
Offsetting financial assets and financial liabilities
Schedule of offsetting financial assets and financial liabilities

	Amounts subject to enforceable netting arrangements
	Effects of offsetting			Amounts subject to enforceable
	on balance sheet			netting arrangements but not offset
			Net amounts	Other
			reported on	recognised		Financial
Consolidated	Gross	Amounts	the balance	financial	Cash	instrument	Net
$m	amounts	offset	sheet	instruments	collateral[1,2]	collateral	amount
2020
Assets
Collateral paid[3]	10,068	(10,032)	36	—	—	(16)	20
Derivative financial instruments[4]	61,171	(39,968)	21,203	(14,719)	(2,247)	(16)	4,221
Reverse repurchase agreements[5]	20,401	—	20,401	—	(5)	(20,396)	—
Loans[6]	23,301	(23,266)	35	—	—	—	35
Total assets	114,941	(73,266)	41,675	(14,719)	(2,252)	(20,428)	4,276
Liabilities
Collateral received	5,516	(5,501)	15	—	—	—	15
Derivative financial instruments[4]	66,144	(44,499)	21,645	(14,719)	(4,426)	(1,693)	807
Repurchase agreements[7]	27,763	—	27,763	—	(98)	(27,665)	—
Deposits and other borrowings[6]	43,999	(23,266)	20,733	—	—	—	20,733
Total liabilities	143,422	(73,266)	70,156	(14,719)	(4,524)	(29,358)	21,555

2019
Assets
Collateral paid[3]	6,643	(6,559)	84	—	—	(17)	67
Derivative financial instruments[4]	58,125	(31,605)	26,520	(18,609)	(3,280)	(102)	4,529
Reverse repurchase agreements[5]	6,833	—	6,833	—	(9)	(6,824)	—
Loans[6]	18,202	(18,130)	72	—	—	—	72
Total assets	89,803	(56,294)	33,509	(18,609)	(3,289)	(6,943)	4,668
Liabilities
Collateral received	3,024	(2,972)	52	—	—	—	52
Derivative financial instruments[4]	62,046	(35,192)	26,854	(18,609)	(5,622)	(1,932)	691
Repurchase agreements[7]	10,604	—	10,604	—	(3)	(10,601)	—
Deposits and other borrowings[6]	28,880	(18,130)	10,750	—	—	—	10,750
Total liabilities	104,554	(56,294)	48,260	(18,609)	(5,625)	(12,533)	11,493
1.

$2,250 million (2019: $3,287 million) of cash collateral on derivative financial assets and reverse repurchase agreements forms part of collateral received as disclosed in the balance sheet. The remainder is included in term deposits recognised in deposits and other borrowings within Note 16.

2.

$4,524 million (2019: $5,625 million) of cash collateral, subject to enforceable netting arrangements with derivative financial liabilities and repurchase agreements, forms part of collateral paid as disclosed in the balance sheet. The remainder of collateral paid, as disclosed in the balance sheet, consists of $16 million (2019: $18 million) in stock borrowing arrangements and $238 million (2019: $287 million) in futures margin that does not form part of this column.

3.

Gross amounts consist of variation margin held directly with central clearing counterparties and stock borrowing arrangements. Where variation margin is receivable it is reported as part of collateral paid. Where variation margin is payable it is reported as part of collateral received. Amounts offset relate to variation margin.

4.

$2,164 million (2019: $3,339 million) of derivative financial assets and $1,409 million (2019: $2,242 million) of derivative financial liabilities are not subject to enforceable netting arrangements. 2019 gross amounts, net amounts reported on the balance sheet and net amount were restated to exclude amounts not subject to enforceable netting arrangements.

5.	Reverse repurchase agreements form part of trading securities and financial assets measured at FVIS in Note 10.
6.

Gross amounts consist of debt and interest set-off accounts which meet the requirements for offsetting as described above. These accounts form part of business loans in Note 12 and part of deposits and other borrowings at amortised cost in Note 16.

7.	Repurchase agreements form part of other financial liabilities in Note 17.

	Amounts subject to enforceable netting arrangements
	Effects of offsetting			Amounts subject to enforceable
	on balance sheet			netting arrangements but not offset
			Net amounts	Other
			reported on	recognised		Financial
Parent Entity	Gross	Amounts	the balance	financial	Cash	instrument	Net
$m	amounts	offset	sheet	instruments	collateral[1,2]	collateral	amount
2020
Assets
Collateral paid[3]	10,068	(10,032)	36	—	—	(16)	20
Derivative financial instruments[4]	60,616	(39,968)	20,648	(14,586)	(1,859)	(16)	4,187
Reverse repurchase agreements[5]	20,401	—	20,401	—	(5)	(20,396)	—
Loans[6]	23,301	(23,266)	35	—	—	—	35
Total assets	114,386	(73,266)	41,120	(14,586)	(1,864)	(20,428)	4,242
Liabilities
Collateral received	5,516	(5,501)	15	—	—	—	15
Derivative financial instruments[4]	65,874	(44,499)	21,375	(14,586)	(4,289)	(1,693)	807
Repurchase agreements[7]	27,763	—	27,763	—	(98)	(27,665)	—
Deposits and other borrowings[6]	43,999	(23,266)	20,733	—	—	—	20,733
Total liabilities	143,152	(73,266)	69,886	(14,586)	(4,387)	(29,358)	21,555

2019
Assets
Collateral paid[3]	6,643	(6,559)	84	—	—	(17)	67
Derivative financial instruments[4]	57,550	(31,605)	25,945	(18,526)	(2,842)	(102)	4,475
Reverse repurchase agreements[5]	6,731	—	6,731	—	(9)	(6,722)	—
Loans[6]	18,202	(18,130)	72	—	—	—	72
Total assets	89,126	(56,294)	32,832	(18,526)	(2,851)	(6,841)	4,614
Liabilities
Collateral received	3,024	(2,972)	52	—	—	—	52
Derivative financial instruments[4]	61,807	(35,192)	26,615	(18,526)	(5,466)	(1,932)	691
Repurchase agreements[7]	10,604	—	10,604	—	(3)	(10,601)	—
Deposits and other borrowings[6]	28,880	(18,130)	10,750	—	—	—	10,750
Total liabilities	104,315	(56,294)	48,021	(18,526)	(5,469)	(12,533)	11,493

1.

$1,862 million (2019: $2,849 million) of cash collateral on derivative financial assets and reverse repurchase agreements forms part of collateral received as disclosed in the balance sheet. The remainder is included in term deposits recognised in deposits and other borrowings within Note 16.

2.

$4,387 million (2019: $5,469 million) of cash collateral, subject to enforceable netting arrangements with derivative financial liabilities and repurchase agreements, forms part of collateral paid as disclosed in the balance sheet. The remainder of collateral paid, as disclosed in the balance sheet, consists of $16 million (2019: $18 million) in stock borrowing arrangements and $238 million (2019: $286 million) on futures margin that does not form part of this column.

3.

Gross amounts consist of variation margin held directly with central clearing counterparties and stock borrowing arrangements. Where variation margin is receivable it is reported as part of collateral paid. Where variation margin is payable it is reported as part of collateral received. Amounts offset relate to variation margin.

4.

$2,146 million (2019: $3,338 million) of derivative financial assets and $1,404 million (2019: $2,252 million) of derivative financial liabilities are not subject to enforceable netting arrangements. 2019 gross amounts, net amounts reported on the balance sheet and net amount were restated to exclude amounts not subject to enforceable netting arrangements.

5.	Reverse repurchase agreements form part of trading securities and financial assets measured at FVIS in Note 10.
6.

Gross amounts consist of debt and interest set-off accounts which meet the requirements for offsetting as described above. These accounts form part of business loans in Note 12 and part of deposits and other borrowings at amortised cost in Note 16.

7.	Repurchase agreements form part of other financial liabilities in Note 17.